GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments	$ 0 [1]	$ 0 [1]	$ 10,704
Foreign exchange (loss) / gain on operations	(464)	105	(13)
Financing arrangement fees and other costs, net	1,102	(1,393)	(696)
Other	(16)	(71)	(98)
Other financial items, net	622	(1,359)	(807)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments	0	0	6,446
Net interest income on undesignated interest rate swaps	$ 0	$ 0	$ 4,258

[1]	Refer Note 2.a for the basis of preparation of the Successor and Predecessor periods.